Segmental reporting, Disclosure of operating segments (Details)	12 Months Ended
Oct. 31, 2021 Subportfolio
Reportable Segments [Member] | Micro Focus Product Portfolio [Member]
Reportable Segment [Abstract]
Number of sub-portfolios	5